Long-Term Investments, Net (Tables)	12 Months Ended
Jun. 30, 2026
Long-Term Investments, Net [Abstract]
Schedule of Long Term Investments, Net

Long-term investments, net consisted of the following:

	As of June 30,
	2026	2025
Equity method investment:
Beijing Hengyueda Health Information Technology Ltd. (“Hengyueda”) (1)	$73,438	—
Equity securities without readily determinable fair value:
Xinjiang BaiJiaYun (2)	$30,704	—
	$104,142	—